Stock-Based Compensation	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
Stock-Based Compensation

(22) Stock-Based Compensation

Cash-Based Long-Term Incentive Program

The Company has a Long-Term Incentive Program (“LTIP”) that provides for the accumulation of long-term cash awards based on three-year financial performance periods. The awards are earned through service. Compensation expense related to the services rendered was $5,393, $22,956 and $17,996 for the fiscal years ended December 31, 2010, December 31, 2009 and December 31, 2008, respectively. Payments to be made to employees under this long-term incentive program in 2011of $7,078 are recorded as a current obligation, while payments expected in future periods of $5,455 are recorded as a long-term obligation in the Company’s December 31, 2010 consolidated balance sheet.

Adoption of a New Stock-Based Long-Term Incentive Plan

During fiscal year 2010, the Company approved a new Stock Incentive Plan (“SIP”), which replaced the LTIP for the officers and most senior managers of the Company. The SIP provides for the purchase or award of new class B common stock of the Company (“Shares”) and options to purchase new Shares representing in the aggregate up to 12% of the outstanding common stock of the Company.

During fiscal year 2010, pursuant to the SIP, the Company completed an equity offering of 1,448,471 Shares at $10 per share, and issued 2,907,175 matching options to key employees to purchase Shares pursuant to a matching formula, at an exercise price of between $10 and $12.60 per share, with a contractual term of ten years. The matching options are subject to a vesting period of four years. The Company later sold an additional 3,333 Shares at $12.00 per share to an additional participant, with no matching options. The Company later repurchased 65,000 Shares at $12.60 per share primarily relating to two separated employees. In conjunction with these departures, 256,875 matching options were forfeited.

Pursuant to the SIP, participating employees were granted 2,982,002 Deferred Share Units (“DSUs” as defined in the SIP), and 7,879,381 matching options, both of which represent rights to Shares in the future subject to the satisfaction of certain service and performance conditions. The DSUs included 1,447,890 units related to the conversion of LTIP awards that had been earned but were not yet vested at adoption of the SIP. The conversion resulted in the reclassification of $14,479 from other liabilities to due from parent, as these awards are expected to be settled in shares rather than in cash. The DSUs have a grant-date fair value of $10 per share and the matching options have an exercise price of between $10 and $12.35 per share, with a contractual term of ten years. The DSUs and matching options are subject to vesting periods of one to two years and three to four years, respectively. As a result of employee departures, 283,895 DSUs and 800,845 matching options were forfeited.

The grant-date fair value of SIP matching option awards was estimated using the Black-Scholes option-pricing model and assumed the following:

2010
Expected term of option (in years)	5.00
Expected volatility factor	34.51%
Expected dividend yield	0.00%
Risk-free interest rate	2.37%

In determining a five-year expected term, the Company used management’s best estimate of the time period to potential liquidity activity. Expected volatility is based on the median monthly volatility of peer companies measured over a five-year period corresponding to the expected term of the option. The expected dividend yield is 0% based on the Company’s expectation that no dividends will be paid during the expected term of the option. The risk-free interest rate is based on the U.S. five-year treasury constant maturity at the time of grant for the expected term of the option.

The following table summarizes the stock option activity during fiscal 2010:

	Number of Options	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term	Aggregate Intrinsic Value
Outstanding at January 1, 2010	—	$—
Granted	10,786,556	10.02
Exercised	—	—
Forfeited or expired	(1,057,720)	10.00

Outstanding at December 31, 2010	9,728,836	$10.02	9	$34,853

Exercisable at December 31, 2010	—	N/A	N/A	N/A

The weighted-average grant-date fair value of options granted during 2010 was $3.43.

The following table summarizes DSU activity during fiscal 2010:

	Number of DSUs	Weighted- Average Grant-Date Fair Value
Nonvested DSUs at January 1, 2010	—	$—
Granted	2,982,002	10.00
Vested	—	—
Forfeited	(283,895)	10.00

Nonvested DSUs at December 31, 2010	2,698,107	$10.00

The Company recognizes the cost of employee services in exchange for awards of Holdings’ equity instruments based on the grant-date fair value of those awards. That cost, based on the estimated number of awards that are expected to vest, is recognized on a straight-line basis over the period during which the employee is required to provide the service in exchange for the award. No compensation cost is recognized for awards for which the employees do not render the requisite service. The grant-date fair value of SIP matching options is estimated using the Black-Scholes valuation model. The grant-date fair value of SIP DSUs is equal to the purchase price of the equity offering pursuant to which the SIP DSUs were granted, as determined by the Board of Directors based on a third-party valuation.

As of December 31, 2010, there was $23,120 of unrecognized compensation cost related to DSUs and nonvested option compensation arrangements that is expected to be recognized as a charge to earnings over a weighted-average period of five years.

In conjunction with the approval of the SIP, the Company changed the LTIP from being measured on operational performance to stock appreciation for grants beginning in 2010. The new program provides for cash awards based on stock appreciation rights (“SARs”) and includes the managers of the Company who participated in the LTIP but are not subject to the SIP. SARs have no effect on shares outstanding as appreciation awards are paid in cash and not in common stock. The Company accounts for SARs as liability awards in which the pro-rata portion of the awards’ fair value is recognized as expense over the vesting period, which approximates three years.

Stock-based compensation cost charged to earnings for all equity compensation plans discussed above was $12,771 for the period ended December 31, 2010, and is recorded as part of selling, general and administrative expenses in the consolidated statements of operations. The total income tax benefit recognized in the consolidated statements of operations related to equity compensation plans was $1,565 for the period ended December 31, 2010.

During fiscal year 2010, the Company approved the Holdings’ Director Stock Incentive Plan (“DIP”), which provides for the sale of Shares to certain non-employee directors of the Company, as well as the grant to these individuals of DSUs in lieu of receiving cash compensation for their services as a member of the Company’s Board of Directors. Pursuant to the DIP, the Company completed an equity offering of 85,000 Shares at $10 per share, and 29,167 Shares at $12 per share, to certain directors. The Company later repurchased 10,000 Shares at $12.35 per Share following the departure of a director.

Total compensation costs associated with the DIP were $387 for the period ended December 31, 2010, which are recorded as part of selling, general and administrative expenses in the consolidated statements of operations.

The following table summarizes the Director DSU activity during fiscal 2010:

	Number of DSUs	Weighted- Average Grant-Date Fair Value
Nonvested Director DSUs at January 1, 2010	—	$—
Granted	58,229	10.28
Vested	—	—
3Forfeited	(12,500)	10.00

Nonvested Director DSUs at December 31, 2010	45,729	$10.36

Class B shares and equity awards subject to contingent redemption features

The Company’s SIP and DIP programs are subject to a contingent redemption feature relating to any potential future change in control of the Company. Among other provisions, this feature provides for the cash settlement of Shares and DSUs at fair value as of the date of the change in control. As the Company does not deem such redemption event as currently probable, applicable accounting guidance requires recognition of Shares and earned DSUs as mezzanine equity, which the Company has presented as Class B shares and equity awards subject to contingent redemption on its consolidated balance sheets. Additionally, as the contingent redemption is not currently probable the carrying amount has not been adjusted to the expected redemption amount.

At December 31, 2010, the Company’s mezzanine equity consisted of $14,479 related to DSUs associated with the conversion of the LTIP, $6,418 related to DSUs that were earned during 2010, $13,874 related to the SIP equity offering and $1,100 related to the DIP equity offering.

16. Stock-Based Compensation

Stock Incentive Plan

The Company maintains a Stock Incentive Plan (“SIP”) for the officers and most senior managers of the Company. The SIP provides for the purchase or award of new class B common stock of Holdings (“Shares”) and options to purchase new Shares representing in the aggregate up to 12% of the outstanding common stock of Holdings.

During the nine months ended September 30, 2011, pursuant to the SIP, participants purchased 4,410 Shares in Holdings at $13.60 per share, and were awarded 11,759 matching options to purchase Shares pursuant to a matching formula, at an exercise price of $13.60 per share, with a contractual term of ten years. The matching options are subject to a vesting period of four years. In addition, the Company repurchased 27,500 Shares at $13.60 per share, and 213 Shares at $26.37 per share, relating to separated employees. In conjunction with these departures, 153,000 matching options were forfeited. Also during this time period, 1,000 vested options were exercised at an exercise price of $10.00 per share.

During the nine months ended September 30, 2011, pursuant to the SIP, 1,251,478 Deferred Share Units (“DSUs” as defined in the SIP) granted in 2010 vested. 186,823 of these vested DSUs were redeemed for cash by the participants to pay all or a portion of their required withholding tax liability, and therefore were not converted into Shares. As a result of this redemption for cash, 627,099 matching options were forfeited. In addition, as a result of the departure of certain employees, 51,374 DSUs and 646,652 matching options were forfeited. Upon the closing of the Merger as discussed in Note 21, 548,473 of these options will be reinstated and accelerated pursuant to the terms of the Merger Agreement. As this event is solely contingent on the Merger closing, no compensation expense has been recognized for these options. For purposes of retention, 22,059 additional DSUs were granted to two participants, with no matching options. These DSUs have a weighted-average grant-date fair value of $13.83, and are subject to vesting periods of two to three years.

The following table summarizes the stock option activity during the nine months ended September 30, 2011:

	Number of Options	Exercise Price per Option[1]	Remaining Contractual Term[1] (in years)	Aggregate Intrinsic Value
Outstanding at January 1, 2011	9,728,836	$10.02
Granted	11,759	13.60
Exercised	(1,000)	10.00
Forfeited	(1,273,751)	10.00

Outstanding at September 30, 2011	8,465,844	$10.03	8.25	$122,626

Exercisable at September 30, 2011	647,513	$10.01	8.25	$9,392

[1]	Weighted-average

The weighted-average grant-date fair value of all outstanding options at September 30, 2011 is $3.43.

The following table summarizes DSU activity during the nine months ended September 30, 2011:

	Number of DSUs	Weighted-Average Grant-Date Fair Value
Nonvested DSUs at January 1, 2011	2,698,107	$10.00
Granted	22,059	13.83
Vested	(1,251,478)	10.00
Forfeited	(51,374)	10.00

Nonvested DSUs at September 30, 2011	1,417,314	$10.06

At September 30, 2011, there was $12,943 of unrecognized compensation cost related to DSUs and non-vested option compensation arrangements that is expected to be recognized as a charge to earnings over a weighted-average period of five years.

Director Stock Incentive Plan

The Company maintains a Director Stock Incentive Plan (“DIP”), which provides for the sale of Shares to certain non-employee directors of the Company, as well as the grant to these individuals of DSUs in lieu of receiving cash compensation for their services as a member of the Company’s Board of Directors.

The following table summarizes the Director DSU activity during the nine months ended September 30, 2011:

	Number of DSUs	Weighted-Average Grant-Date Fair Value
Nonvested Director DSUs at January 1, 2011	45,729	$10.36
Granted	51,291	13.60
Vested	(45,729)	10.36

Nonvested Director DSUs at September 30, 2011	51,291	$13.60

Compensation expenses related to the SIP and DIP were $2,499 and $3,792 for the three months ended September 30, 2011 and October 1, 2010, respectively; and $8,672 and $11,076 for the nine months ended September 30, 2011 and October 1, 2010, respectively. These expenses are recorded as part of selling, general and administrative expenses in the consolidated statements of operations.

Stock Appreciation Rights Plan

The Company also maintains an incentive program for certain managers of the Company who are not in the SIP, which provides for cash awards based on stock appreciation rights (“SARs”). SARs have no effect on shares outstanding as appreciation awards are paid in cash and not in common stock. The Company accounts for SARs as liability awards in which the pro-rata portion of the awards’ fair value is recognized as expense over the vesting period, which approximates three years.

Compensation expenses related to the SARs plan were ($867) and $188 for the three months ended September 30, 2011 and October 1, 2010, respectively; and $3,298 and $592 for the nine months ended September 30, 2011 and October 1, 2010, respectively. These expenses are recorded as part of selling, general and administrative expenses in the consolidated statements of operations.

Class B shares and equity awards subject to contingent redemption

The Company’s SIP and DIP programs are subject to a contingent redemption feature relating to any potential future change in control of the Company. Among other provisions, this feature provides for the cash settlement of Shares and DSUs at fair value as of the date of the change in control. Until the change in control occurs (see Note 21), applicable accounting guidance requires recognition of Shares and earned DSUs as mezzanine equity, which the Company has presented as Class B shares and equity awards subject to contingent redemption on its consolidated balance sheets.

At September 30, 2011, the Company’s mezzanine equity consisted of $22,857 related to DSUs, $13,668 related to the SIP equity offering and $1,100 related to the DIP equity offering.